RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Charterhire Revenue Related Party Transactions Table
The following table outlines the revenue and payments related to the charter agreement during the year:

(in thousands of $)	2012	2011	2010
Accrued income – January 1	—	—	2,324
Charter hire paid during the year	—	—	(4,912)
Charter hire revenue recognized in year	—	—	2,588
Accrued income – December 31	—	—	—

Management Fee Related Party Transactions Table
Management fee expenses and management fee payable in respect of the Designated Representative Fee for the years ended and as of December 31, 2012, 2011, and 2010 are as follows:

(in thousands of $)	2012	2011	2010
Management fee expenses	8	21	16
Management fee payable	2	19	2